WARRANTS LIABILITY (Details 6) - July 2016 Offering ($0.11 per share) [Member]	12 Months Ended
Dec. 31, 2016
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Dividend yield	0.00%
Risk-free interest rate	1.00%
Expected term (years)	5 years
Volatility	147.00%